FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 8, 2021

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”) Federated Hermes Short-Term Income Fund (the “Fund”) Class A2 Shares 1933 Act File No. 33-3164 1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 229 under the Securities Act of 1933 and Amendment No. 222 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective November 17, 2021 pursuant to the provisions of Rule 485(a) (1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class A2 Shares.

The Fund may be marketed through banks, savings associations or credit unions.

The Registrant respectfully requests comments within 45 days of this filing.

If you have any questions on the enclosed material, please contact me at 412-288-8652 or Allison.Miller@FederatedHermes.com.

Very truly yours,

/s/ M. Allison Miller
M. Allison Miller
Senior Paralegal